REVENUE FROM CONTRACTS WITH CUSTOMERS	9 Months Ended
Sep. 30, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Nine Months Ended
	September 30,
	2021	2022
Room revenues	5,228	5,612
Food and beverage revenues	475	752
Others	322	334
Leased and owned hotels revenue	6,025	6,698
Initial one-time franchise fee	81	79
On-going management and service fees	1,105	1,002
Central reservation system usage fees, other system maintenance and support fees	1,048	940
Reimbursements for hotel manager fees	684	806
Other fees	382	420
Manachised and franchised hotels revenue	3,300	3,247
Other revenues	112	211
Total revenues	9,437	10,156

Contract Balances

The Group’s contract assets are insignificant at December 31, 2021 and September 30, 2022.

	As of
	December 31,	September 30,
	2021	2022
Current contract liabilities	1,366	1,280
Long-term contract liabilities	785	822
Total contract liabilities	2,151	2,102

The contract liabilities balances above which are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2021 and September 30, 2022 were comprised of the following:

	As of
	December 31,	September 30,
	2021	2022
Initial fees received from franchisees owners	1,074	1,047
Cash received for membership fees and not recognized as revenue	519	517
Advances received from customers	505	484
Deferred revenue related to the loyalty program	53	54
Total	2,151	2,102

The Group recognized revenues that were previously deferred as contract liabilities of RMB494 and RMB510 during the nine months ended September 30, 2021 and 2022, respectively.